Document and Entity Information Document	Jan. 17, 2024
Document Information [Line Items]
Document Type	8-K/A
Document Creation Date	Jan. 17, 2024
Document Period End Date	Jan. 17, 2024
Amendment Flag	true
Entity Registrant Name	Better For You Wellness, Inc.
Entity Address, Address Line One	1349 East Broad Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43205
Entity Incorporation, State Country Name	NV
City Area Code	614
Local Phone Number	368-9898
Entity File Number	000-56262
Entity Central Index Key	0001852707
Entity Emerging Growth Company	true
Entity Tax Identification Number	87-2903933
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	Explanatory Note On July 25, 2024, Better For You Wellness, Inc., a Nevada corporation (the “Company”), filed a Current Report on Form 8-K (the “Initial Report”) which included statement that “[t]he Default Notice demanded the immediate payment of 150% of the remaining outstanding principal balance ($126,108.00 (current balance) * 1.5 = $189,162.00), together with accrued interest and “Default Interest,” as provided for in the Note.” when the correct statement should have been “[t]he Default Notice demanded the immediate payment of 150% of the remaining outstanding principal balance ($65,000.00 (current balance) * 1.5 = $97,500.00), together with accrued interest and “Default Interest,” as provided for in the Note. The Initial Report is hereby amended by adding the correct language that appears below.